Government Grants	12 Months Ended
Dec. 31, 2021
Government Grants [Abstract]
GOVERNMENT GRANTS

16. GOVERNMENT GRANTS

The Company receives government grants related to its research and development activities. The amount of government grants received during the years ended December 31, 2021, 2020 and 2019 and recognized as research grant revenue were as follows:

	December 31,	December 31,	December 31,
Research and Development Projects	2021	2020	2019
Rapid detection of antibody-based pathogens	$102,780	$91,461	$-
Multi-marker test for the early detection of pancreatic cancer	196,217	100,591	-
Microarray based on nucleic acid detection for respiratory pathogens	-	5,995	51,511
Genetically based rapid detection of respiratory tract infections	-	26,087	99,504
	$298,997	$224,134	$151,015

As of December 31, 2021 and 2020, the grants for rapid detection of antibody-based pathogens and a multi-marker test for the early detection of pancreatic cancer had remaining grant balances of approximately$254,796 and $148,000, respectively.

During the year ended December 31, 2021, 2020 and 2019, the Company recognized government grant income in the amount of $51,410, $92,774 and $0, respectively, related to the 3% SPAs which were received at below market interest rates as part of a government program for COVID-19 relief (Note 12).